NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Trade Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Trade and other receivables	€ 76	€ 12	€ 4
Research Tax Credit	1,484	3,549	3,432
Other receivables (including tax and social receivables)	973	669	898
Net investment in a sublease	43	479	0
Deposits related to leased premises	121	7	8
Advance payments and deposits to suppliers	342	377	51
Prepaid expenses	805	1,256	793
Total other current assets	€ 3,769	€ 6,337	€ 5,182